Shareholders' Equity and Redeemable Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended						12 Months Ended			0 Months Ended		1 Months Ended				0 Months Ended		1 Months Ended
	Nov. 30, 2011	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 13, 2014	Nov. 01, 2013	Jul. 31, 2012	Nov. 30, 2011	Nov. 30, 2009	Nov. 30, 2008	Oct. 31, 2012	Jan. 31, 2012	Oct. 30, 2012	Jun. 23, 2014
Capital Unit [Line Items]
Preferred stock, par value				$ 0.001				$ 0.001	$ 0.001											$ 0.001
Preferred stock shares authorized								5,000,000												5,000,000
Conversion of preferred shares into common shares																				11,979,479
Rights to receive warrants granted	11,766
Proceeds from warrants exercised								$ 3,780,000	$ 265,000
Expense to mark warrants to market		1,774,000	1,297,000	1,272,000	32,000	11,000	109,000	3,071,000	1,424,000	62,000
Common stock issued during period, per share																0.03
Common stock, shares authorized				49,574,865				250,000,000	49,574,865											250,000,000
Salem [Member] | Convertible Notes Payable [Member]
Capital Unit [Line Items]
Rights to receive warrants granted													13,447	57,889
Warrants exercised											344,964	71,336
Proceeds from warrants exercised											2,300,000	300,000
Restricted Stock [Member]
Capital Unit [Line Items]
Vesting period								2 years
Stock repurchase price per share								$ 0.03							$ 0.03
Shares of restricted common stock granted																779,919
Restricted stock repurchased, shares															103,663
HemoCleanseLlcMember [Member]
Capital Unit [Line Items]
Common stock issued in exchange for sublicense rights (in shares)																779,919
Common stock issued for sublicense rights																20,000
Investor [Member]
Capital Unit [Line Items]
Rights to receive warrants granted																	365,986
Non Executive [Member]
Capital Unit [Line Items]
Rights to receive warrants granted																		29,247
Series A Preferred Stock [Member]
Capital Unit [Line Items]
Preferred stock, par value				$ 0.001				$ 0.001	$ 0.001
Preferred stock, original issue price								$ 2.05
Preferred stock shares authorized				1,494,966					1,494,966
Series B Preferred Stock [Member]
Capital Unit [Line Items]
Preferred stock, original issue price								$ 3.72
Convertible preferred stock, shares issued				2,261,506					2,261,506
Series C Preferred Stock [Member]
Capital Unit [Line Items]
Preferred stock, original issue price								$ 6.67
Convertible preferred stock, shares issued				6,899,281					6,899,281
Series C Preferred Stock [Member] | Salem [Member] | Convertible Notes Payable [Member]
Capital Unit [Line Items]
Rights to receive warrants granted																			344,964
Warrants exercised date								2013-08
Series D Preferred Stock [Member]
Capital Unit [Line Items]
Convertible preferred stock, shares issued								1,858,012
Original issue price								$ 13.455
Proceeds from issuance of redeemable preferred stock								$ 24,800,000